Presentation of Financial Statements and Summary of Significant Accounting Policies - Summary of Impacts of Adoption - Statements of Profit or Loss (Detail) - BRL (R$)
R$ / shares in Units, R$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net revenue from sales and services	R$ 90,697,983	R$ 79,230,014	R$ 76,740,033
Cost of products and services sold	(84,537,368)	(72,431,473)	(70,196,945)
Gross profit	6,160,615	6,798,541	6,543,088
Operating income (expenses)
Selling and marketing	(2,670,867)	(2,486,389)	(2,220,193)
Other operating income (expenses) items	57,533	59,360	198,972
Operating income before financial income (expenses) and share of profit (loss) of joint ventures and associates	1,899,354	2,792,742	3,069,874
Financial result, net	(681,235)	(585,101)	(513,243)
Share of profit of joint ventures and associates	(14,779)	20,673	7,476
Income before income and social contribution taxes	1,771,039	2,339,119	2,234,774
Income and social contribution taxes
Current	(476,302)	(922,458)	(800,497)
Deferred	(162,417)	109,204	112,539
Net income for the year	1,132,320	1,525,865	1,546,816
Net income for the year attributable to:
Shareholders of the Company	1,150,421	1,526,505	1,537,837
Non-controlling interests in subsidiaries	(18,101)	(640)	8,979
Net income for the year	R$ 1,132,320	R$ 1,525,865	R$ 1,546,816
Earnings per share (based on weighted average number of shares outstanding) -
Basic	R$ 1.0611	R$ 1.4084	R$ 1.4203
Diluted	R$ 1.0541	R$ 1.3984	R$ 1.4095
Effect of overlay approach reclassification [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net revenue from sales and services		R$ (302,780)	R$ (141,807)
Cost of products and services sold		302,780	141,807
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net revenue from sales and services		80,007,422	77,352,955
Cost of products and services sold		(72,735,781)	(70,342,723)
Gross profit		7,271,641	7,010,232
Operating income (expenses)
Selling and marketing		(2,885,311)	(2,651,501)
Other operating income (expenses) items		(1,519,410)	(1,253,021)
Operating income before financial income (expenses) and share of profit (loss) of joint ventures and associates		2,866,920	3,105,710
Financial result, net		(474,296)	(842,576)
Share of profit of joint ventures and associates		20,673	7,476
Income before income and social contribution taxes		2,413,297	2,270,610
Income and social contribution taxes
Current		(922,458)	(800,497)
Deferred		83,029	100,505
Tax expense (income)		(839,429)	(699,992)
Net income for the year		1,573,868	1,570,618
Net income for the year attributable to:
Shareholders of the Company		1,574,306	1,561,585
Non-controlling interests in subsidiaries		(438)	9,033
Net income for the year		R$ 1,573,868	R$ 1,570,618
Earnings per share (based on weighted average number of shares outstanding) -
Basic		R$ 1.4528	R$ 1.4422
Diluted		R$ 1.4423	R$ 1.4313
Increase (decrease) due to changes in accounting policy [member] | IFRS9 [member]
Operating income (expenses)
Selling and marketing		R$ (72,485)	R$ (44,074)
Operating income before financial income (expenses) and share of profit (loss) of joint ventures and associates		(72,485)	(44,074)
Income before income and social contribution taxes		(72,485)	(44,074)
Income and social contribution taxes
Deferred		25,599	14,835
Tax expense (income)		25,599	14,835
Net income for the year		(46,886)	(29,239)
Net income for the year attributable to:
Shareholders of the Company		(46,825)	(29,189)
Non-controlling interests in subsidiaries		(61)	(50)
Net income for the year		(46,886)	(29,239)
Increase (decrease) due to changes in accounting policy [member] | IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net revenue from sales and services		(474,628)	(471,115)
Cost of products and services sold		1,528	3,971
Gross profit		(473,100)	(467,144)
Operating income (expenses)
Selling and marketing		471,407	475,382
Operating income before financial income (expenses) and share of profit (loss) of joint ventures and associates		(1,693)	8,238
Income before income and social contribution taxes		(1,693)	8,238
Income and social contribution taxes
Deferred		576	(2,801)
Tax expense (income)		576	(2,801)
Net income for the year		(1,117)	5,437
Net income for the year attributable to:
Shareholders of the Company		(976)	5,441
Non-controlling interests in subsidiaries		(141)	(4)
Net income for the year		(1,117)	5,437
After adoption IFRS 9 and 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net revenue from sales and services		79,230,014	76,740,033
Cost of products and services sold		(72,431,473)	(70,196,945)
Gross profit		6,798,541	6,543,088
Operating income (expenses)
Selling and marketing		(2,486,389)	(2,220,193)
Other operating income (expenses) items		(1,519,410)	(1,253,021)
Operating income before financial income (expenses) and share of profit (loss) of joint ventures and associates		2,792,742	3,069,874
Financial result, net		(474,296)	(842,576)
Share of profit of joint ventures and associates		20,673	7,476
Income before income and social contribution taxes		2,339,119	2,234,774
Income and social contribution taxes
Current		(922,458)	(800,497)
Deferred		109,204	112,539
Tax expense (income)		(813,254)	(687,958)
Net income for the year		1,525,865	1,546,816
Net income for the year attributable to:
Shareholders of the Company		1,526,505	1,537,837
Non-controlling interests in subsidiaries		(640)	8,979
Net income for the year		R$ 1,525,865	R$ 1,546,816
Earnings per share (based on weighted average number of shares outstanding) -
Basic		R$ 1.4084	R$ 1.4203
Diluted		R$ 1.3984	R$ 1.4095